Derivative Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments [Abstract]
Maximum length of time hedged in cash flows, year	one
Net loss on derivative instruments	$ 3,172
Gain (loss) on cash flow hedge ineffectiveness	$ 0	$ 38	$ (30)